Transactions with Related Parties (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 31, 2023	Oct. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions with Related Parties [Line Items]
Total amount payable			$ 0	$ 0
Revenue recognized			1,046,664	932,154	$ 620,508
Related Party [Member]
Transactions with Related Parties [Line Items]
Monthly fees		$ 10,000
Revenue recognized			20,000
Maris-Tech [Member]
Transactions with Related Parties [Line Items]
Monthly fees	$ 10,000
Total amount payable			$ 0	$ 47,000